MATTHEWS INTERNATIONAL CORPORATION
Two NorthShore Center
Pittsburgh, PA 15212-5851

December 14, 2005

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549-1004

Re: Commission File No. 0-09115

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, transmitted herewith is the Annual Report on Form 10-K of the Registrant, Matthews International Corporation, for the period ended September 30, 2005.

Sincerely,

Steven F. Nicola

Steven F. Nicola
Chief Financial Officer,
Secretary & Treasurer